Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	130 Months Ended
	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000221782
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Waycross Managed Risk Equity Fund
C000221781
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Waycross Focused Core Equity Fund
Without Sales Load [Member] | C000221782
Average Annual Return [Line Items]
Average Annual Return, Percent	10.51%	7.70%		7.62%
Without Sales Load [Member] | C000221781
Average Annual Return [Line Items]
Average Annual Return, Percent	15.26%	13.49%	14.40%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	16.99%	14.19%	14.34%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	8.92%		7.96%